CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 31, 2020	Jul. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 428,258	$ 6,459,702
Accounts receivable, net	939,392	1,472,258
Inventories	46,778
Deposits	743,122	155,397
Investment in trading securities	918,675
Investment in life insurance contract	1,290,289
Prepaid expenses and other current assets	870,951	2,499,935
Total current assets	5,237,465	10,587,292
Property and equipment, net	2,623,391	49,029
Investment in life insurance contract		1,277,514
Intangible assets, net	7,925,102	428,759
Deferred film production cost	328,308
Goodwill	25,902,394	0
Right-of- use assets, net	3,768,418
TOTAL ASSETS	45,785,078	12,342,594
CURRENT LIABILITIES
Bank borrowings	143,248
Accounts payable	1,069,177
Deferred revenue	1,063,642	415,392
Taxes payable	4,004,164	669,069
Accrued expenses and other current liabilities	753,866	56,928
Operating lease liabilities, current	750,350
Total current liabilities	7,784,447	1,141,389
Operating lease liabilities, noncurrent	3,382,889
TOTAL LIABILITIES	11,167,336	1,141,389
Commitments
EQUITY
Ordinary shares, $0.001 par value, 100,0000,000 shares authorized, 47,014,674 shares and 37,074,672 shares issued and outstanding as of July 31, 2020 and 2019, respectively	47,015	37,075
Additional paid-in capital	30,555,757	9,492,893
Statutory reserve	355,912	355,912
Retained earnings (accumulated deficit)	(13,491,659)	1,391,040
Accumulated other comprehensive loss	(63,766)	(75,715)
Total ATIF Holdings Limited Stockholders' equity	17,403,259	11,201,205
Noncontrolling interest	17,214,483	0
TOTAL LIABILITIES AND EQUITY	$ 45,785,078	$ 12,342,594